Accounts Payable and Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounts Payable and Accrued Expenses
Accounts Payable and Accrued Expenses

9. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	September 30, 2024	December 31, 2023
Accounts payable	$2,541	$11,583
Accrued research projects	1,490	4,343
Accrued compensation and benefits	1,173	6,519
Accrued professional fees and other	1,418	3,147
Total	$6,622	$25,592

9. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	December 31, 2023	December 31, 2022
Accounts payable	$11,583	$9,604
Accrued research projects	4,343	5,200
Accrued compensation and benefits	6,519	5,219
Accrued professional fees and other	3,147	1,517
Total	$25,592	$21,540